Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of capital lease obligations

The Company’s property under capital leases, which is included in property and equipment, is summarized as follows at December 31:

	2020	2019
Equipment	$-	$444,314
Less - accumulated depreciation	-	(55,901)
Net Book Value	$-	$388,413